Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Income tax payable	$ 1,411	$ 2,147
Other taxes payable	6,612	6,072
Total	8,023	8,219
Current	7,863	8,219
Non-current	$ 160	$ 0